Document And Entity Information	0 Months Ended
Feb. 28, 2014
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	DELAWARE POOLED TRUST
Central Index Key	0000875352
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Feb. 28, 2014